Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of Lease, Cost
We recognized the following lease costs related to our operating leases for the years ended December 31, 2023 and 2022:

	Year Ended December 31,
	2023	2022	2021
Operating lease costs	$2,804	$2,061	$573
Short-term lease costs	37	56	7
Variable lease costs	160	145	52
Total operating lease costs	$3,001	$2,262	$632

Cash paid for amounts included in the measurement of operating lease liabilities were as follows for the years ended December 31, 2023 and 2022.

	Year Ended December 31,
	2023	2022	2021
Operating cash flows	$(2,368)	$(2,186)	$(508)

Summary of Operating Lease Liabilities
The amounts of future undiscounted cash flows related to the lease payments over the lease term and the reconciliation to the present value of the operating lease liabilities at December 31, 2023 is as follows:

Operating leases
Years Ended
2024	$1,249
2025	1,051
2026	877
2027	645
2028	352
thereafter	—
Total remaining lease payments	4,174
Less imputed interest	(242)
Present value of lease liability	$3,932

Total current	$2,143
Total non-current	$1,789